Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Capital
Common Equity Tier 1 Capital	$ 69,937	$ 62,616
Tier 1 Capital	75,716	69,091
Total Capital	87,987	80,021
Risk-weighted assets used in the calculation of capital ratios	$ 460,270	$ 478,909
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.20%	13.10%
Tier 1 Capital ratio	16.50%	14.40%
Total Capital ratio	19.10%	16.70%
Leverage ratio	4.80%	4.50%